Derivative Liability (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 Integer $ / shares
Stock Price [Member]
Derivative liability, measurement input, price per share	$ 0.0001	$ 0.0001	$ 0.0001
Conversion Price [Member]
Derivative liability, measurement input, price per share		$ 0.00005	$ 0.00005
Conversion Price [Member] | Minimum [Member]
Derivative liability, measurement input, price per share	0.00001
Conversion Price [Member] | Maximum [Member]
Derivative liability, measurement input, price per share	$ 0.00004
Term [Member] | Minimum [Member]
Derivative liability, measurement input, term	6 months	1 month	208 days
Term [Member] | Maximum [Member]
Derivative liability, measurement input, term	1 year	6 months	12 months
Expected Volatility [Member]
Derivative liability, measurement input	2,496.66	1,950.57	1,725.52
Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability, measurement input	1.59	2.09	2.07
Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability, measurement input	1.83	2.18	2.33